Loans - Summary of Carrying Amount of Loans Based on Internal Risk Rating Grades (Detail) - CAD ($) $ in Millions	6 Months Ended	12 Months Ended
	Apr. 30, 2022	Oct. 31, 2021	Jan. 31, 2022	Apr. 30, 2021
Disclosure of internal credit grades [line items]
Gross residential mortgages	$ 261,986	$ 251,526
ECL allowance	2,823	2,849	$ 2,838	$ 3,200
Net loans	502,430	462,879
Gross personal	43,969	41,897
Gross credit card	15,087	11,134
Gross business and government	184,211	161,171
Exceptionally Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	174,109	162,401
Gross personal	20,018	18,609
Gross credit card	3,099	2,065
Very Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	48,986	50,598
Gross personal	4,602	5,183
Gross credit card	968	715
Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	29,767	29,459
Gross personal	13,474	12,480
Gross credit card	6,785	5,000
Medium [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	5,193	5,035
Gross personal	3,772	3,763
Gross credit card	3,529	2,788
High [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	724	840
Gross personal	1,267	1,055
Gross credit card	569	435
Default [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	384	443
Gross personal	134	109
Gross business and government	999	1,033
Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	2,823	2,750
Gross personal	702	698
Gross credit card	137	131
Gross business and government	172	198
Investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	76,469	66,525
Non investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	103,803	90,363
Watch list [member]
Disclosure of internal credit grades [line items]
Gross business and government	2,768	3,052
Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	316	280
Net loans	261,670	251,246
Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	807	768
Net loans	43,162	41,129
Credit card [member]
Disclosure of internal credit grades [line items]
ECL allowance	704	625
Net loans	14,383	10,509
Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	996	1,176
Net loans	183,215	159,995
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	246,410	237,701
ECL allowance	597		545	665
Net loans	468,331	430,972
Gross personal	35,333	33,705
Gross credit card	11,902	8,149
Gross business and government	175,283	151,968
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Exceptionally Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	173,802	162,307
Gross personal	20,018	18,608
Gross credit card	3,099	2,065
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Very Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	46,922	49,958
Gross personal	4,598	5,179
Gross credit card	968	715
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	22,913	22,912
Gross personal	8,788	8,091
Gross credit card	6,369	4,653
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Medium [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	376	364
Gross personal	1,055	990
Gross credit card	1,288	593
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | High [Member]
Disclosure of internal credit grades [line items]
Gross personal	268	252
Gross credit card	48
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	2,397	2,160
Gross personal	606	585
Gross credit card	130	123
Gross business and government	154	174
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	76,137	65,963
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Non investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	98,932	85,764
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Watch list [member]
Disclosure of internal credit grades [line items]
Gross business and government	60	67
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	68	59
Net loans	246,342	237,642
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	125	125
Net loans	35,208	33,580
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Credit card [member]
Disclosure of internal credit grades [line items]
ECL allowance	181	127
Net loans	11,721	8,022
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	223	240
Net loans	175,060	151,728
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	14,990	13,187
ECL allowance	1,545		1,497	1,629
Net loans	33,006	30,846
Gross personal	8,447	8,030
Gross credit card	3,185	2,985
Gross business and government	7,929	8,170
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Exceptionally Low [Member]
Disclosure of internal credit grades [line items]
Gross personal		1
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Very Low [Member]
Disclosure of internal credit grades [line items]
Gross personal	4	4
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	6,854	6,547
Gross personal	4,686	4,389
Gross credit card	416	347
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Medium [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	4,817	4,671
Gross personal	2,717	2,773
Gross credit card	2,241	2,195
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | High [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	724	840
Gross personal	999	803
Gross credit card	521	435
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	224	395
Gross personal	41	60
Gross credit card	7	8
Gross business and government	18	24
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	332	562
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Non investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	4,871	4,599
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Watch list [member]
Disclosure of internal credit grades [line items]
Gross business and government	2,708	2,985
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	72	63
Net loans	14,918	13,124
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Residential mortgages [member] | Exceptionally Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	307	94
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Residential mortgages [member] | Very Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	2,064	640
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	554	537
Net loans	7,893	7,493
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Credit card [member]
Disclosure of internal credit grades [line items]
ECL allowance	523	498
Net loans	2,662	2,487
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	396	428
Net loans	7,533	7,742
Stage 3 [member] | Financial instruments not credit-impaired [member]
Disclosure of internal credit grades [line items]
Net loans	1,093	1,061
Gross business and government	999	1,033
Stage 3 [member] | Financial instruments credit-impaired [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	586	638
Gross personal	189	162
Stage 3 [member] | Financial instruments credit-impaired [member] | Default [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	384	443
Gross personal	134	109
Gross business and government	999	1,033
Stage 3 [member] | Financial instruments credit-impaired [member] | Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	202	195
Gross personal	55	53
Stage 3 [member] | Financial instruments credit-impaired [member] | Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	176	158
Net loans	410	480
Stage 3 [member] | Financial instruments credit-impaired [member] | Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	128	106
Net loans	61	56
Stage 3 [member] | Financial instruments credit-impaired [member] | Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	377	508
Net loans	622	$ 525
Stage 3 [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of internal credit grades [line items]
ECL allowance	$ 681		$ 796	$ 906